Fair Value Measurements and Financial Instruments - Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 22, 2022	Jan. 18, 2022	Dec. 31, 2021	Mar. 08, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 20,291			$ 143,237
$8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,962			0
PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	952	$ 1,300		0
Liberty Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	15,377		$ 30,900	0
Columbia Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0			143,237	$ 161,200
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,962
Earnout liability	0
Cantor Loan				0
Quoted prices in active markets (Level 1) | Notes Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes debt				0
Quoted prices in active markets (Level 1) | Promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes debt				0
Quoted prices in active markets (Level 1) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,962
Quoted prices in active markets (Level 1) | PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Quoted prices in active markets (Level 1) | Liberty Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Quoted prices in active markets (Level 1) | Columbia Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability				0
Significant observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Earnout liability	0
Cantor Loan				0
Significant observable inputs (Level 2) | Notes Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes debt				180,356
Significant observable inputs (Level 2) | Promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes debt				40,925
Significant observable inputs (Level 2) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant observable inputs (Level 2) | PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant observable inputs (Level 2) | Liberty Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant observable inputs (Level 2) | Columbia Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability				0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	16,329
Earnout liability	3,111
Cantor Loan				7,522
Significant unobservable inputs (Level 3) | Notes Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes debt				0
Significant unobservable inputs (Level 3) | Promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes debt				0
Significant unobservable inputs (Level 3) | $8.63 Warrants liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0
Significant unobservable inputs (Level 3) | PIPE Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	952
Significant unobservable inputs (Level 3) | Liberty Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 15,377
Significant unobservable inputs (Level 3) | Columbia Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability				$ 143,237